Earnings per share - Narrative (Details) - shares	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Warrants
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in shares)			30,735,950,000	30,735,950,000
Global Blue Management Incentive Plan | Ordinary shares
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in shares)	6,000,000	8,000,000	6,000,000	8,000,000